Shareholder Report, Holdings (Details) - C000219574 [Member]	Jun. 30, 2025
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%